Share capital	9 Months Ended
Sep. 30, 2025
Share capital [abstract]
Share capital
15.	Share capital

[a]	Authorized

The Company is authorized to issue an unlimited number of class A multiple voting shares (“Class A Multiple Voting Shares”) and an unlimited number of Class B Subordinate Voting Shares, all without par value. All shares are ranked equally regarding the Company’s residual assets.

The Class B Subordinate Voting Shares are “restricted securities” within the meaning of such term under applicable Canadian securities laws, as these securities do not carry equal voting rights as compared with the Class A Multiple Voting Shares.

The holders of Class A Multiple Voting Shares are entitled to 276,660 votes per Class A Multiple Voting Share held. Class A Multiple Voting Shares are held by the Chief Executive Officer (“CEO”), President, Executive Co-Chairman of the Board and the Director and Executive Co-Chairman of the Board. The holders of Class B Subordinate Voting Shares are entitled to one (1) vote per share held.

[b]	Issued and outstanding

During the year ended December 31, 2024, the Company consolidated its Class A and Class B shares on a 65:1 basis, and the effect was applied retroactively for all comparative periods presented.

Reconciliation of the Company’s share capital is as follows, adjusted for the share consolidation:

	Class A shares		Class A shares To be issued		Class B shares		Warrants
	#	$	#	$	#	$	#	$
Balance, December 31, 2023	2	151,622	—	—	605,796	137,626,863	158,832	2,723,356
Shares issued [a]	10	79	—	—	956,935	9,185,073	—	—
Shares for debt [b]	—	—	—	—	292,477	1,983,728	—	—
Warrants expired [note c]	—	—	—	—	—	—	(20,769)	(286,189)
Exercise of options [d]	—	—	—	—	1,446	102,563	—	—
Warrants cancelled [e]	—	—	—	—	—	—	(7,692)	(439,408)
RSUs converted to shares [f]	—	—	—	—	7,500	31,009	—	—
Balance, September 30, 2024	12	151,701	—	—	1,864,154	148,929,236	130,371	1,997,759

Balance, December 31, 2024	12	151,701	—	—	2,299,502	150,318,624	210,370	1,997,759
Shares issued - convertible debentures [g]	—	—	—	—	984,792	8,192,245	—	—
Exercise of options [h]	—	—	—	—	37,192	232,444	—	—
Warrants issued [i]	—	—	—	—	—	—	346,806	—
Warrants expired [j]	—	—	—	—	—	—	(77,191)	(968,979)
Exercise of warrants [k]	—	—	—	—	354,730	9,126,182	(426,806)	—
Exercise of RSUs [l]	—	—	—	—	92,690	515,625	—	—
Shares issued for debt [m]	—	—	—	—	47,785	490,971	—	—
Shares to be issued [n]	—	—	12	439	—	—	—	—
Balance, September 30, 2025	12	151,701	12	439	3,816,691	168,876,091	53,179	1,028,780

Activity during the nine months ended September 30, 2024

[a]	During the nine months ended September 30, 2024, the Company entered into an at-the-market offering agreement (the “ATM Agreement”) to sell Class B Subordinate Voting Shares, having an aggregate offering price up to $11,154,232. During the nine months ended September 30, 2024, the Company issued 956,935 common shares for gross proceeds of $9,612,409. A cash commission of $288,373 based on 3.0% of the aggregate gross proceeds, plus other trading expenses of $138,963, resulted in total share issuance costs of $427,336. The net proceeds were $9,185,073.

During the nine months ended September 30, 2024, the Company issued 10 Class A Multiple Voting Shares of the Company for total gross proceeds of approximately C$108.

[b]	In March 2024, the Company settled an aggregate of $524,324 (C$637,750) of amounts owing to an arm’s length creditor through the issuance of 9,231 Class B Subordinate Voting Shares at a price of $58.70 per Class B Subordinate Voting Share for total value of $541,800. Included in this amount is 846 Class B Subordinate Voting Shares issued pursuant to the conversion of RSUs, which vested immediately upon grant (Note 12). Each RSU entitled the holder to acquire one Class B Subordinate Voting Share upon vesting. The Company incurred a loss on settlement of debt of $17,476 as the share price on the date of issuance was higher than the price stated in the agreement.

In February 2024, the Company issued 605 Class B Subordinate Voting Shares at a deemed price of $55.90 per Class B Subordinate Voting Share to settle an aggregate amount of $33,636 owing to an arm’s length creditor.

In June 2024, the Company settled an aggregate of $109,614 (C$150,000) of amounts owing to arm’s length creditors through the issuance of 7,692 Class B Subordinate Voting Shares at a price of $14.30 per Class B Subordinate Voting Share for total value of $109,614. The agreements state that the creditors will accept shares as payment and settlement of debt, provided that upon selling the debt settlement shares, the creditors have received net proceeds from the sale equal to the debt. For any losses, if any, calculated as the total debt minus the net proceeds, shall be added back to the debt amount on a dollar-for-dollar basis by the amount of the loss.

In July and August 2024, the Company issued a total of 22,308 Class B Subordinate Voting Shares to settle debts owing to two arm’s length creditors to settle an aggregate of $244,049 at prices ranging from $4.71 to $14.32 per share. As at September 30, 2024, there were amounts remaining in payables for these creditors. There were no gains or losses recognized.

In July 2024, the Company issued a total of 2,308 Class B Subordinate Voting Shares to settle debts owing to an arm’s length creditor to settle an aggregate of $33,057 at a price of $14.32 per share. The Company recognized a gain on settlement of $12,321 and there were no amounts remaining payable as at September 30, 2024.

In July 2024, the Company issued a total of 2,173 Class B Subordinate Voting Shares to settle debts owing to an arm’s length creditor to settle an aggregate of $24,866 at a price of $11.44 per share. There were no amounts remaining in payables as at September 30, 2024. There were no gains or losses recognized.

In September 2024, the Company completed debt settlements in the amount of $997,920 (C$1,350,000) to the Company’s executives through the issuance of 248,160 Class B Subordinate Voting Shares, at a deemed price of $4.02 (C$5.44) per Class B Subordinate Voting Share with a total value of $996,705. The difference was related to foreign exchange translation.

[c]	During the nine months ended September 30, 2024, 20,769 warrants expired unexercised.

[d]	During the nine months ended September 30, 2024, 1,446 share options were exercised with a price of $71.50 (C$97.50) in exchange for 1,446 Class B Subordinate Voting Shares. The shares were issued in exchange for services.

[e]	On September 6, 2024, the Company cancelled an aggregate of 7,692 warrants with an exercise price of $97.50 to purchase Class B Subordinate Voting Shares, which were previously granted to a board member.

[f]	On September 6, 2024, the Company granted 7,500 RSUs to an arm’s length party with a price of $4.13 per unit for a total value of $31,009 based on the share price at the date of issuance. The total amount was recognized as share-based compensation expense as the RSUs vested immediately upon issuance and 7,500 Class B Subordinate Voting Shares were issued for the same value.

Activity during the nine months ended September 30, 2025:

[g]	On February 7, 2025, a partial amount of the December 2024 Debentures (Tranche 3) was converted into an aggregate of 152,577 Class B Subordinate Voting Shares (Note 14). On February 26, 2025, the remaining amount was converted into an aggregate of 221,237 Class B Subordinate Voting Shares (Note 14). Thus, the total number of Class B Subordinate Voting Shares issued upon conversion of the December 2024 Debentures (Tranche 3) was 373,814 with a total value of $2,372,839 transferred to share capital.

On March 25, 2025, the full amount of the March 6, 2025 Debenture (Tranche 4) of $100,000 was converted into an aggregate of 25,257 Class B Subordinate Voting Shares with a value of $31,188 (Note 14).

On May 5, 2025, a partial amount of the December 2024 Debentures (Tranches 1 and 2) was converted into an aggregate of 103,534 Class B Subordinate Voting Shares (Note 14). On May 23, 2025, the remaining amount was converted into an aggregate of 105,840 Class B Subordinate Voting Shares (Note 14). Thus, the total number of Class B Subordinate Voting Shares issued upon conversion of the entire December 2024 Debentures was 209,374 with a total value of $1,603,513 transferred to share capital.

During the nine months ended September 30, 2025, the full amount of the March 28, 2025 Debenture (Tranche 5) was converted into an aggregate of 376,347 Class B Subordinate Voting Shares on various dates (Note 14), with a total value of $4,184,705 transferred to share capital.

[h]	During the nine months ended September 30, 2025, the Company issued an aggregate of 37,192 Class B Subordinate Voting Shares upon the exercise of 37,192 share options with exercise price ranging from C$5.25 to C$6.60 for total gross proceeds of $148,086. Total amount of $232,444 was transferred to share capital. The market prices on the dates of option exercise ranged between C$18 to C$38 per Class B Subordinate Voting Share.

[i]	During the nine months ended September 30, 2025, 152,577 warrants of the Company were issued as part of the issuance of December 2024 Debentures (Tranche 3) (Note 14).

During the nine months ended September 30, 2025, 10,309 warrants of the Company were issued as part of the issuance of March 6, 2025 Debentures (Tranche 4) (Note 14).

During the nine months ended September 30, 2025, 183,920 warrants of the Company were issued as part of the issuance of March 28, 2025 (Tranche 5) (Note 14).

[j]	During the nine months ended September 30, 2025, 77,191 warrants expired unexercised.

[k]	During the nine months ended September 30, 2025, 8,500 warrants were exercised into 8,500 Class B Subordinate Voting Shares for cash proceeds of $43,257. Total amount transferred to share capital is $99,588, which includes the reversal of warrant liability of $56,331. The warrants were issued as part of the issuance of March 28, 2025 Debentures (Note 12). A total of 418,306 warrants issued in connection with the convertible debentures for Tranches 1 to 5 were exercised on a cashless basis into 346,230 Class B Subordinate Voting Shares.

[l]	During the nine months ended September 30, 2025, 32,690 RSUs were exercised into 32,690 Class B Subordinate Voting Shares. Total of $137,625 was transferred to share capital.

During the nine months ended September 30, 2025, 60,000 RSUs were exercised with a price of $6.30 in exchange for 60,000 Class B Subordinate Voting Shares. Total of $378,000 was transferred to share capital.

[m]	During the nine months ended September 30, 2025, the Company settled an aggregate of $490,971 of amounts owing to various arm’s length creditors through the issuance of 47,785 Class B Subordinate Voting Shares at prices ranging between $7.21 to $29.99 per Class B Subordinate Voting Share. The Company incurred a net gain on settlement of debt of $86,113 for the nine months ended September 30, 2025. This net gain resulted from a significant gain on the settlement of one debt obligation, which fully offset losses recognized on other debt settlements during the period.

[n]	During the nine months ended September 30, 2025, the Company received total proceeds of $439 (C$600) for 12 Class A Multiple Voting Shares at a price of C$50 per share, which are set to be issued subsequent to period end and classified as shares to be issued as at September 30, 2025.

The changes in the number of warrants outstanding during the nine months ended September 30, 2025, and 2024:

	Number of warrants	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2024	210,370	250.33

Issued	346,806	6.18
Expired	(77,191)	441.33
Exercised	(426,806)	6.33
Outstanding as at September 30, 2025	53,179	236.17

	Number of warrants	Weighted average exercise price
	#	C$

Outstanding as at December 31, 2023	158,831	328.30
Cancelled	(7,692)	97.50
Expired	(20,769)	232.19
Outstanding as at September 30, 2024	130,370	250.33

Measurement of fair values

During the nine months ended September 30, 2025, a total of 346,806 warrants of the Company were issued in connection with the issuance of the December 2024 Debentures, March 6, 2025 Debentures, and March 28, 2025 Debentures (Note 14). These warrants are classified as derivative liabilities (Note 12 b-e). As of September 30, 2025, the total amount of warrants of 426,806 issued in connection with all tranches of the convertible debentures were fully exercised. As of September 30, 2025, there were no warrants outstanding classified as derivative liabilities.

There were no warrants issued during the nine months ended September 30, 2025, and 2024, under equity.

The following table is a summary of the Company’s warrants outstanding as at September 30, 2025:

		Exercise price	Number outstanding
Expiry Date		C$	#
October 20, 2025	(i)	198.89	53,147
January 16, 2026		1,737.65	26
January 20, 2026		1,737.65	6
		199.83	53,179

(i)	Warrants were issued in US$